Summarized Financial Information of Unconsolidated Affiliate	12 Months Ended
Dec. 31, 2012
Note 12. Summarized Financial Information of Unconsolidated Affiliate [Abstract]
Significant Subsidiary Financial Information [Text Block]
Summarized Financial Information of Unconsolidated Affiliate
Summarized financial information of the unconsolidated affiliate HAI as of December 31, 2012 and December 31, 2011 and for the years ended December 31, 2012, 2011 and 2010 is as follows:

	December 31, 2012	December 31, 2011
Current assets	$40	$35
Non-current assets	12	13
Current liabilities	18	21
Non-current liabilities	—	—

	Year Ended December 31,
	2012	2011	2010
Net sales	$207	$206	$163
Gross profit	52	49	34
Pre-tax income	31	29	16
Net income	31	29	16